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C000016770
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,725	$ 9,771	$ 9,854	$ 9,909	$ 9,899	$ 10,076	$ 10,197	$ 10,207	$ 10,188	$ 10,124	$ 9,890	$ 9,968		$ 10,055	$ 10,152	$ 10,156	$ 10,265	$ 10,347	$ 10,344	$ 10,400	$ 10,476	$ 10,465	$ 10,511	$ 10,481	$ 10,528	$ 10,498	$ 10,360	$ 10,360	$ 10,291	$ 10,271	$ 10,242	$ 10,282	$ 10,342	$ 10,293	$ 10,164	$ 10,155	$ 10,217	$ 10,470	$ 10,512	$ 10,726	$ 10,781	$ 10,948	$ 11,126	$ 11,170	$ 11,412	$ 11,325	$ 11,321	$ 11,323	$ 11,313	$ 11,533	$ 11,629	$ 11,191	$ 11,526	$ 11,704	$ 11,840	$ 12,103	$ 12,060	$ 12,017	$ 11,984	$ 12,195	$ 12,280	$ 12,183	$ 12,023	$ 11,938	$ 12,068	$ 12,100	$ 12,241	$ 12,361	$ 12,351	$ 12,244	$ 12,224	$ 12,182	$ 12,237	$ 11,890	$ 11,706	$ 11,380	$ 10,944	$ 10,945	$ 10,694	$ 10,971	$ 10,686	$ 10,202	$ 10,051	$ 10,423	$ 10,360	$ 10,767	$ 10,482	$ 10,658	$ 10,713	$ 10,587	$ 10,574	$ 10,596	$ 10,517	$ 10,243	$ 10,049	$ 10,558	$ 10,989	$ 10,993	$ 10,844	$ 10,987	$ 10,696	$ 10,876	$ 10,974	$ 11,191	$ 11,350	$ 11,533	$ 11,263	$ 11,376	$ 11,212	$ 11,279	$ 11,470	$ 11,442	$ 11,452	$ 11,427	$ 11,623	$ 11,611	$ 11,773	$ 11,912	$ 11,975	$ 12,050	$ 12,023	$ 12,044
C000016773
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,041	10,120	10,180	10,164	10,338	10,456	10,459	10,424	10,361	10,116	10,179		10,272	10,355	10,362	10,467	10,543	10,534	10,585	10,654	10,627	10,677	10,640	10,681	10,633	10,488	10,491	10,405	10,388	10,353	10,387	10,431	10,385	10,238	10,223	10,288	10,526	10,562	10,771	10,819	10,990	11,161	11,189	11,433	11,340	11,329	11,323	11,307	11,519	11,607	11,164	11,491	11,660	11,789	12,042	11,992	11,942	11,902	12,104	12,180	12,076	11,911	11,820	11,940	11,976	12,097	12,207	12,201	12,077	12,049	12,000	12,058	11,709	11,511	11,183	10,748	10,743	10,490	10,755	10,469	9,990	9,835	10,193	10,125	10,515	10,231	10,397	10,443	10,314	10,296	10,310	10,227	9,955	9,760	10,247	10,659	10,666	10,505	10,636	10,360	10,516	10,604	10,807	10,965	11,123	10,856	10,971	10,794	10,851	11,040	10,995	10,998	10,966	11,160	11,129	11,277	11,402	11,456	11,521	11,487	11,501
C000016774
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	10,049	10,137	10,196	10,188	10,372	10,498	10,510	10,494	10,430	10,191	10,273		10,365	10,468	10,473	10,589	10,675	10,675	10,735	10,815	10,796	10,856	10,837	10,878	10,849	10,709	10,711	10,641	10,623	10,595	10,639	10,704	10,655	10,524	10,517	10,583	10,847	10,893	11,117	11,176	11,352	11,539	11,587	11,840	11,753	11,751	11,755	11,748	11,979	12,080	11,629	11,979	12,166	12,310	12,586	12,544	12,502	12,470	12,693	12,783	12,685	12,521	12,436	12,573	12,621	12,759	12,887	12,879	12,770	12,752	12,711	12,771	12,412	12,222	11,884	11,431	11,435	11,174	11,466	11,171	10,668	10,512	10,903	10,839	11,268	10,971	11,158	11,218	11,088	11,077	11,103	11,022	10,737	10,536	11,072	11,527	11,532	11,379	11,531	11,228	11,420	11,525	11,756	11,925	12,120	11,838	11,960	11,790	11,862	12,066	12,039	12,053	12,028	12,238	12,227	12,388	12,550	12,618	12,701	12,661	12,699
C000016775
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,004,929	1,013,714	1,020,598	1,019,793	1,037,308	1,050,024	1,052,211	1,049,556	1,044,064	1,020,056	1,027,340		1,036,603	1,046,862	1,047,420	1,059,000	1,067,662	1,067,601	1,074,616	1,081,648	1,080,699	1,086,775	1,083,836	1,088,959	1,086,009	1,070,893	1,072,107	1,064,135	1,063,312	1,060,530	1,064,939	1,070,370	1,066,516	1,053,276	1,052,560	1,059,159	1,084,686	1,090,280	1,111,789	1,117,691	1,136,380	1,155,127	1,158,949	1,184,321	1,176,604	1,176,445	1,175,725	1,175,009	1,199,308	1,209,478	1,162,992	1,199,249	1,218,077	1,232,536	1,260,234	1,255,998	1,251,752	1,248,600	1,270,949	1,280,031	1,270,187	1,253,703	1,245,097	1,258,867	1,263,689	1,277,572	1,290,352	1,289,612	1,278,663	1,276,791	1,272,624	1,279,853	1,243,727	1,223,521	1,190,687	1,145,121	1,145,513	1,119,344	1,148,639	1,118,981	1,068,403	1,052,712	1,091,993	1,084,431	1,127,448	1,098,830	1,117,624	1,123,593	1,110,537	1,109,455	1,111,969	1,103,841	1,075,237	1,056,227	1,108,831	1,154,524	1,155,072	1,139,607	1,154,911	1,124,474	1,143,724	1,154,291	1,177,483	1,194,482	1,214,078	1,185,735	1,197,986	1,180,888	1,188,137	1,208,622	1,205,942	1,207,274	1,203,534	1,225,900	1,224,861	1,240,873	1,257,308	1,264,231	1,271,184	1,268,530	1,271,010
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,494	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,872	10,754	10,716	10,708	10,640	10,369	10,206	10,668	11,076	11,046	10,890	10,990	10,713	10,894	10,998	11,255	11,416	11,569	11,282	11,401	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,494	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,872	10,754	10,716	10,708	10,640	10,369	10,206	10,668	11,076	11,046	10,890	10,990	10,713	10,894	10,998	11,255	11,416	11,569	11,282	11,401	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,494	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,872	10,754	10,716	10,708	10,640	10,369	10,206	10,668	11,076	11,046	10,890	10,990	10,713	10,894	10,998	11,255	11,416	11,569	11,282	11,401	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,007,094	$ 1,016,334	$ 1,020,235	$ 1,020,497	$ 1,038,833	$ 1,045,401	$ 1,044,206	$ 1,043,594	$ 1,035,612	$ 1,011,116	$ 1,012,542		$ 1,014,529	$ 1,021,348	$ 1,020,812	$ 1,028,690	$ 1,036,608	$ 1,035,565	$ 1,040,021	$ 1,049,350	$ 1,044,352	$ 1,044,957	$ 1,043,616	$ 1,048,406	$ 1,036,332	$ 1,026,508	$ 1,033,091	$ 1,025,407	$ 1,032,725	$ 1,031,455	$ 1,031,700	$ 1,038,339	$ 1,031,653	$ 1,023,500	$ 1,029,610	$ 1,048,525	$ 1,059,660	$ 1,059,046	$ 1,079,382	$ 1,079,658	$ 1,098,824	$ 1,112,623	$ 1,115,070	$ 1,143,963	$ 1,137,870	$ 1,141,297	$ 1,140,716	$ 1,139,921	$ 1,161,858	$ 1,182,770	$ 1,175,810	$ 1,196,711	$ 1,202,283	$ 1,209,856	$ 1,227,928	$ 1,218,016	$ 1,217,348	$ 1,211,912	$ 1,223,804	$ 1,225,490	$ 1,216,703	$ 1,199,133	$ 1,184,160	$ 1,193,515	$ 1,197,414	$ 1,205,827	$ 1,219,309	$ 1,216,987	$ 1,206,450	$ 1,206,117	$ 1,209,685	$ 1,206,590	$ 1,180,595	$ 1,167,424	$ 1,134,991	$ 1,091,920	$ 1,098,960	$ 1,081,719	$ 1,108,150	$ 1,076,837	$ 1,030,311	$ 1,016,966	$ 1,054,366	$ 1,049,610	$ 1,081,900	$ 1,053,927	$ 1,080,699	$ 1,087,249	$ 1,075,410	$ 1,071,574	$ 1,070,827	$ 1,063,987	$ 1,036,949	$ 1,020,585	$ 1,066,803	$ 1,107,639	$ 1,104,597	$ 1,088,991	$ 1,099,047	$ 1,071,287	$ 1,089,449	$ 1,099,763	$ 1,125,450	$ 1,141,623	$ 1,156,909	$ 1,128,219	$ 1,140,147	$ 1,121,488	$ 1,127,438	$ 1,152,244	$ 1,152,678	$ 1,157,208	$ 1,148,922	$ 1,166,588	$ 1,163,511	$ 1,177,427	$ 1,190,271	$ 1,197,707	$ 1,205,150	$ 1,203,367	$ 1,204,652